Fair Value of Assets and Liabilities - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Details) - Performance Incentive Fee Liability [Member] - LendingClub Corp [Member]
$ in Thousands
12 Months Ended
Dec. 31, 2016 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value at beginning of period
Issuances	5,843
Cash payment of loan trailing fee	(1,174)
Change in fair value, included in origination and servicing	244
Fair value at end of period	$ 4,913